Cover	Nov. 16, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Nov. 16, 2023
Entity Registrant Name	Federal Home Loan Bank of Cincinnati
Entity Incorporation, State or Country Code	X1
Entity File Number	000-51399
Entity Tax Identification Number	31-6000228
Entity Address, Address Line One	600 Atrium Two, P.O. Box 598
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45201-0598
City Area Code	513
Local Phone Number	852-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0001326771
Amendment Description	This Form 8-K/A amends the Form 8-K filed by the Federal Home Loan Bank of Cincinnati on November 21, 2023 to provide the Committee assignments on which the directors elected or appointed in November 2023 will serve in 2024.